Share-based Payment - Additional Information (Detail) - Employee stock options [member]	3 Months Ended		6 Months Ended
	Apr. 30, 2019 CAD ($)	Apr. 30, 2018 CAD ($)	Apr. 30, 2019 CAD ($) yr	Apr. 30, 2018 CAD ($)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of share options, Granted	1,548,832
Exercise price of options granted	$ 72.28
Weighted average grant date fair value of options granted	5.02		$ 5.02
Increase to equity	$ 1,000,000	$ 1,000,000	$ 5,000,000	$ 5,000,000
Vesting Period Of Three Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage			50.00%
Vesting Period Of Four Years [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Stock options vesting percentage			50.00%
Options granted prior to December 2014 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Expected life of stock options (years) | yr			4